Related Party Transactions - Summary of Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Joint operations [member]
Disclosure of transactions between related parties [Line Items]
Sales of goods/services	$ 0	$ 0
Interest income	1,764	1,850
Interest expense		10
Net loans made to/(repayments from) related parties	60,566	(82,701)
Joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Sales of goods/services	0	0
Associates [member]
Disclosure of transactions between related parties [Line Items]
Sales of goods/services	0	0
Purchases of goods/services	1,358,016	1,052,885
Interest income	19,337	34,911
Interest expense		6
Dividends received	693,105	619,894
Net loans made to/(repayments from) related parties	$ (599,979)	$ (272,276)